EXPENSE BY NATURE	12 Months Ended
Dec. 31, 2021
EXPENSE BY NATURE
EXPENSE BY NATURE

25    EXPENSE BY NATURE

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Purchase of inventories in relation to trading activities	104,928,962	102,515,791	149,177,935
Raw materials and consumables used, and changes in work-in-progress and finished goods	35,550,482	32,935,620	45,735,508
Power and utilities	16,755,424	16,766,950	24,283,691
Depreciation of right-of-use assets (Note 20)	1,075,825	767,553	744,511
Depreciation and amortization (other than depreciation of right-of-use assets) expenses	7,720,407	7,920,108	7,969,871
Employee benefit expenses (Note 30)	7,777,692	7,877,451	8,878,784
Repairs and maintenance	1,867,160	1,595,880	2,797,464
Transportation expenses and logistic cost	3,420,360	4,079,157	5,662,341
Taxes other than income tax expense (i)	1,431,587	1,601,728	2,247,649
Inventory impairment loss	1,163,272	1,321,387	456,538
Research and development expenses	940,828	1,014,604	1,842,295
Auditors’ remuneration
-The Company’s auditor
-Audit services	25,444	18,170	18,170
-Non-audit services	2,388	700	870
-Other auditors	5,505	12,436	2,746
Others	1,978,911	1,154,102	1,332,875
	184,644,247	179,581,637	251,151,248

Note:

(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duty.